POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Payments of annuities	$ 147	$ 737
Defined contribution plan expense			$ 39	$ 43
Entity's own securities included in plan assets			6	$ 7
Estimate of contributions expected to be paid to plan for next annual reporting period			$ 0
Weighted average duration of defined benefit obligation			17 years	17 years
Return gain (loss) on plan assets			$ 209	$ 281
Cumulative loss in equity, employee benefit plans			$ (41)	$ (88)